Structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of the group’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024	1,882	168	4,159	248	6,457
At 31 Dec 2023	2,809	180	4,272	398	7,659

Disclosure of information about unconsolidated structured entities

Nature and risks associated with the group’s interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)
0 – 400	1	128	934	11	1,074
400 – 1,500	—	39	711	1	751
1,500 – 4,000	—	17	264	—	281
4,000 – 20,000	—	17	119	—	136
20,000+	—	1	14	—	15
Number of entities at 31 Dec 2024	1	202	2,042	12	2,257

	£m	£m	£m	£m	£m
Total assets in relation to the group's interests in the unconsolidated structured entities	43	6,159	3,810	721	10,733
– trading assets	—	1	38	—	39
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	2,942	1,514	—	4,456
– loans and advances to customers	43	—	547	311	901
– financial investments	—	5	—	—	5
– assets held for sale	—	3,211	1,711	—	4,922
– other assets	—	—	—	410	410
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	—	6	—	—	6
Other off-balance sheet commitments	13	—	556	—	569
The group's maximum exposure at 31 Dec 2024	56	6,153	4,366	721	11,296

Total asset values of the entities (£m)
0 – 400	1	154	977	13	1,145
400 – 1,500	1	50	874	1	926
1,500 – 4,000	—	34	329	—	363
4,000 – 20,000	—	20	149	—	169
20,000+	—	1	8	—	9
Number of entities at 31 Dec 2023	2	259	2,337	14	2,612

	£m	£m	£m	£m	£m
Total assets in relation to the group’s interests in the unconsolidated structured entities	128	5,808	3,793	878	10,607
– trading assets	—	1	10	—	11
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	5,802	3,296	—	9,098
– loans and advances to customers	128	—	487	471	1,086
– financial investments	—	5	—	—	5
– assets held for sale	—	—	—	—	—
– other assets	—	—	—	407	407
Total liabilities in relation to the group‘s interests in the unconsolidated structured entities	—	5	—	—	5
Other off-balance sheet commitments	27	—	514	—	541
The group's maximum exposure at 31 Dec 2023	155	5,803	4,307	878	11,143